Vanguard Explorer Value™ Fund

Supplement to the Prospectus and Summary Prospectus Dated December 29, 2011

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text on page 3:

Investment Advisors

Cardinal Capital Management, L.L.C. Frontier Capital Management Co., LLC Sterling Capital Management LLC

Portfolio Managers

Amy K. Minella, Partner and Portfolio Manager of Cardinal Capital. She has co-managed a portion of the Fund since its inception in 2010.

Eugene Fox III, Partner and Portfolio Manager of Cardinal Capital. He has co-managed a portion of the Fund since its inception in 2010.

Robert B. Kirkpatrick, CFA, Partner and Portfolio Manager of Cardinal Capital. He has co-managed a portion of the Fund since its inception in 2010.

Thomas W. Duncan, Jr., Senior Vice President and Portfolio Manager of Frontier Capital. He has co-managed a portion of the Fund since its inception in 2010.

William A. Teichner, CFA, Senior Vice President and Portfolio Manager of Frontier Capital. He has co-managed a portion of the Fund since its inception in 2010.

Eduardo A. Brea, CFA, Managing Director and Portfolio Manager of Sterling. He has co-managed a portion of the Fund since its inception in 2010.

Timothy P. Beyer, CFA, Managing Director and Portfolio Manager of Sterling. He has co-managed a portion of the Fund since 2012.

Prospectus Text Changes

In the More on the Fund section, under the heading ”Investment Advisors,” the following text replaces similar text:

The managers primarily responsible for the day-to-day management of the Fund are:

Amy K. Minella, Partner and Portfolio Manager of Cardinal Capital. She has worked in investment management since 1980; has managed investment portfolios since 1985; has been with Cardinal Capital since 1995; and has co-managed a portion of the Fund since its inception in 2010. Education: B.A., Mount Holyoke College; M.B.A., Stanford Graduate School of Business.

Eugene Fox III, Partner and Portfolio Manager of Cardinal Capital. He has worked in investment management since 1987; has managed investment portfolios and has been with Cardinal Capital since 1995; and has co-managed a portion of the Fund since its inception in 2010. Education: B.A., University of Virginia; M.B.A., University of Chicago.

Robert B. Kirkpatrick, CFA, Partner and Portfolio Manager of Cardinal Capital.

He has worked in investment management and has managed investment portfolios since 1985; has been with Cardinal Capital since 2000; and has co-managed a portion of the Fund since its inception in 2010. Education: B.A., Williams College.

Thomas W. Duncan, Jr., Senior Vice President and Portfolio Manager of Frontier Capital. He has worked in investment management with Frontier Capital since 1993; has managed investment portfolios since 1999; and has co-managed a portion of the Fund since its inception in 2010. Education: B.A., Skidmore College; M.B.A., Cornell University.

William A. Teichner, CFA, Senior Vice President and Portfolio Manager of Frontier Capital. He has worked in investment management with Frontier Capital since 1992; has managed investment portfolios since 1999; and has co-managed a portion of the Fund since its inception in 2010. Education: B.A., Columbia University; M.B.A., Harvard Business School.

Eduardo A. Brea, CFA, Managing Director and Portfolio Manager of Sterling. He has worked in investment management since 1989; has managed investment portfolios since 1993; has been with Sterling since 1995; and has co-managed a portion of the Fund since its inception in 2010. Education: B.S., University of Florida; M.B.A., University of South Florida.

Timothy P. Beyer, CFA, Managing Director and Portfolio Manager of Sterling. He has worked in investment management since 1989; has managed investment portfolios with Sterling since 2004; and has co-managed a portion of the Fund since 2012. Education: B.S.B.A., East Carolina University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a trademark owned by CFA Institute.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1690 082012

Vanguard Scottsdale Funds

Supplement to the Statement of Additional Information Dated December 29, 2011

Change to Vanguard Explorer Value™ Fund

On page B-38, under the heading“C. Sterling Capital Management LLC (Sterling),” the text under the subheading “1. Other Accounts Managed” is replaced with the following:

Eduardo A. Brea co-manages a portion of the Explorer Value Fund; as of August 31, 2011, the Fund held assets of $116 million. As of August 31, 2011, Mr. Brea also managed one other registered investment company with total assets of $72 million, one other pooled investment vehicle with total assets of $3 million, and eight other accounts with total assets of $258 million (none of which had advisory fees based on account performance).

Timothy P. Beyer co-manages a portion of the Explorer Value Fund; as of August 31, 2011, the Fund held assets of $116 million. As of June 30, 2012, Mr. Beyer also managed one other registered investment company with total assets of $357 million, and 30 other accounts with total assets of $1.3 billion (advisory fee based on account performance for one of these accounts with total assets of $460 million).

On page B-40, the text under the heading “4. Ownership of Securities” is replaced with the following:

As of June 30, 2012, each Sterling portfolio manager owned no shares of the Explorer Value Fund.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI1690 082012